DEFERRED TAX ASSETS AND INCOME TAXES (Detail Textuals)	12 Months Ended						36 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012 Hainan Jinpan Electric Co. Ltd.	Dec. 31, 2010 Hainan Jinpan Electric Co. Ltd.	Dec. 31, 2012 Jinpan Electric (China) Co. Ltd	Dec. 31, 2012 Shanghai Jinpan Electric Company Limited	Dec. 31, 2011 Shanghai Jinpan Electric Company Limited	Dec. 31, 2010 Shanghai Jinpan Electric Company Limited	Dec. 31, 2009 Shanghai Jinpan Electric Company Limited
Income Tax Rate [Line Items]
Applicable income tax rate	25.00%	24.00%	22.00%	20.00%	18.00%	25.00%			25.00%	25.00%
Percentage of tax rate entitled for technically advanced enterprise							15.00%
Corporate income tax	25.00%							12.50%	25.00%	25.00%
Tax rate on deemed profit										25.00%	1.25%	1.25%